INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2019	Sep. 29, 2018	Sep. 28, 2019	Sep. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax expense	$ 7,080	$ 3,125	$ 14,824	$ 7,161	$ 11,852	$ 16,658	$ 16,497
Effective Income tax rate	25.00%	16.00%	24.00%	18.00%